INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Summary of Financial Information of Associates (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investments accounted for using equity method [line items]
Assets	R$ 141,265,902	R$ 139,865,382
Liabilities	(101,867,540)	(88,884,202)
Shareholders' equity and unsecured liabilities	39,398,362	50,981,180	R$ 48,169,399	R$ 28,870,022
Profit (loss) for the year	(8,161,766)	4,884,744	R$ 2,820,875
Rhall Terminais Ltda. [member]
Disclosure of investments accounted for using equity method [line items]
Assets	26,500	33,060
Liabilities	(10,150)	(12,491)
Shareholders' equity and unsecured liabilities	16,350	20,569
Profit (loss) for the year	7,987	5,983
Elevacoes Portuarias S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Assets	2,183,550	1,251,643
Liabilities	(1,390,465)	(444,748)
Shareholders' equity and unsecured liabilities	793,085	806,895
Profit (loss) for the year	66,042	194,954
Termag - Marítimo Terminal de Guarujá S.A.
Disclosure of investments accounted for using equity method [line items]
Assets	280,950	298,815
Liabilities	(259,472)	(268,730)
Shareholders' equity and unsecured liabilities	21,478	30,085
Profit (loss) for the year	(13,329)	4,721
TGG - Terminal de Granéis do Guarujá S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Assets	233,962	242,779
Liabilities	(69,789)	(73,216)
Shareholders' equity and unsecured liabilities	164,173	169,563
Profit (loss) for the year	68,477	88,867
Terminal Multimodal de Grãos e Fertilizantes S.A [member]
Disclosure of investments accounted for using equity method [line items]
Assets	61,002
Liabilities	(1,032)
Shareholders' equity and unsecured liabilities	59,970
Profit (loss) for the year	146
Terminal XXXIX S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Assets		481,569
Liabilities		(326,731)
Shareholders' equity and unsecured liabilities		154,838
Profit (loss) for the year		53,986
Companhia Paranaense de Gás - Compagás [member]
Disclosure of investments accounted for using equity method [line items]
Assets		1,208,959
Liabilities		(685,288)
Shareholders' equity and unsecured liabilities		523,671
Profit (loss) for the year		96,866
Companhia de Gás de Santa Catarina - Scgás [member]
Disclosure of investments accounted for using equity method [line items]
Assets	1,127,032	1,118,237
Liabilities	(328,564)	(399,252)
Shareholders' equity and unsecured liabilities	798,468	718,985
Profit (loss) for the year	162,847	153,217
CEG Rio S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Assets	1,695,573	1,944,385
Liabilities	(953,322)	(1,326,484)
Shareholders' equity and unsecured liabilities	742,251	617,901
Profit (loss) for the year	184,905	233,099
Companhia de Gás de Mato Grosso do Sul - Msgás [member]
Disclosure of investments accounted for using equity method [line items]
Assets	378,691	390,976
Liabilities	(197,859)	(193,298)
Shareholders' equity and unsecured liabilities	180,832	197,678
Profit (loss) for the year	37,640	56,649
Vale SA [Member]
Disclosure of investments accounted for using equity method [line items]
Assets	455,316,000	423,626,000
Liabilities	(248,544,000)	(232,661,000)
Shareholders' equity and unsecured liabilities	206,772,000	190,965,000
Profit (loss) for the year	R$ 31,592,000	R$ 39,940,000